Operating segments (Schedule of Components of Results of Operations by Segment) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 33,107	$ 32,497	$ 63,637	$ 65,354	$ 131,226
Gross income	7,186	6,895	14,377	14,930	30,050
Sales and marketing	3,765	3,279	7,394	6,274	13,329
General and administrative	3,267	2,606	5,519	5,137	9,544
Operating income	154	1,010	1,464	3,519	7,177
Financial income (expenses), net	77	(200)	(32)	(370)	(541)
Income before taxes on income	231	810	1,432	3,149	6,636
Depreciation and amortization	2,472	2,496	4,540	4,887	9,510
Mobile Satellite Services [Member]
Segment Reporting Information [Line Items]
Revenues	3,006	2,832	5,969	5,709	11,476
Gross income	399	323	714	738
Depreciation and amortization	67	108	140	240
Content management and distribution services [Member]
Segment Reporting Information [Line Items]
Revenues	30,101	29,665	57,668	59,645	$ 119,750
Gross income	6,787	6,572	13,663	14,192
Depreciation and amortization	$ 2,405	$ 2,388	$ 4,400	$ 4,647